Commitments and contingencies (Details)	Dec. 31, 2022 CNY (¥)
Lease commitments
Purchase commitment, Less than one year	¥ 73,817,000
Purchase commitments, 1-2 Years	6,667,000
Purchase commitments, 2-3 Years	6,667,000
Purchase commitments, 3-5 Years	6,667,000
Purchase commitment	93,818,000
Purchase commitment
Capital commitment, Less than one year	1,806,000
Capital commitment	¥ 1,806,000